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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CE-SINC-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–136.42%(b)(c)

Aerospace & Defense–3.80%
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B(d)	—	10/02/2024	EUR	500	$603,085
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	08/11/2022		$1,509	1,501,310
DAE Aviation Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	07/07/2022		400	403,345
Greenrock Finance, Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.83%	06/28/2024		1,735	1,746,617
IAP Worldwide Services, Revolver Loan (Acquired 07/22/2014; Cost $1,129,324) (e)(f)	0.00%	07/18/2018		1,129	1,129,324
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $125,480)(e)	7.00%	07/18/2018		125	125,480
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.00%	07/18/2019		1,435	1,413,361
Maxar Technologies Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 2.75%)	4.10%	10/05/2024		4,996	5,024,385
NAC Aviation 8 Ltd. (Ireland), Jr. Term Loan (Acquired 03/24/2017; Cost $2,362,879) (e)	7.85%	12/31/2020		2,363	2,362,879
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.60%	04/29/2024		1,157	1,171,430
TransDigm Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	4.24%	06/04/2021		2,420	2,427,544
Term Loan E (1 mo. USD LIBOR + 2.75%)	4.10%	05/14/2022		5,523	5,543,974
Term Loan F (1 mo. USD LIBOR + 3.00%)	4.24%	06/09/2023		8,889	8,903,354
Term Loan G (1 mo. USD LIBOR + 3.00%)	4.35%	08/22/2024		31	31,395
Term Loan G (3 mo. USD LIBOR + 3.00%)	4.33%	08/22/2024		9	8,878
Wesco Aircraft Hardware Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.84%	02/28/2021		897	835,761
					33,232,122

Air Transport–1.37%

American Airlines, Inc., Class B Term Loan (1 mo. USD LIBOR + 2.00%)	3.25%	12/14/2023		3,261	3,262,063
Avolon TLB Borrower 1 (US) LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.53%	03/21/2022		5,522	5,531,691
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD Fixed + 6.50%) (Acquired 08/19/2017; Cost $3,057,927) (e)	6.50%	08/31/2020		3,076	3,168,530
					11,962,284

Automotive–2.17%

Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.35%	09/23/2022		25	25,589
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.58%	04/06/2024		1,046	1,050,762
Term Loan B (3 mo. USD LIBOR + 2.25%)	3.62%	04/06/2024		1,078	1,082,645
Belron Finance US LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.89%	11/07/2024		1,146	1,155,658
Britax US Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.83%	10/15/2020		455	388,235
CH Hold Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.60%	02/03/2025		124	127,340
Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	02/01/2024		1,864	1,881,524
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 5.00%) (Acquired 05/08/2017; Cost 814,580)(e)	6.48%	05/19/2023		822	831,497
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.13%	12/22/2021		27	27,117
Key Safety Systems, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.89%	08/29/2021		360	359,268
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.08%	08/18/2021		1,736	1,741,817
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.75%	11/06/2024		1,255	1,262,144
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.81%	05/22/2024		1,141	1,153,495
ThermaSys Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.35%	05/03/2019		1,853	1,754,663
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.00%	03/07/2024		2,552	2,565,922
Transtar Holding Co., Exit Term Loan (e)(f)	0.00%	04/11/2022		160	157,873
Exit Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.58%	04/11/2022		129	126,759
Exit Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.60%	04/11/2022		526	518,561
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.60%	04/11/2022		1,824	1,586,750
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (e)(g)	7.75%	04/11/2022		575	485,786
Wand Intermediate I L.P., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.60%	09/19/2022		732	736,571
					19,019,976

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Beverage and Tobacco–0.52%

AI Aqua Merger Sub, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	12/13/2023	$779	$786,975
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.85%	12/13/2023	1,972	1,990,835
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.60%	03/20/2024	629	636,669
Constellation Brands Canada, Inc. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.04%	12/15/2023	558	562,317
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $571,530) (e)	8.85%	01/02/2022	574	542,357
				4,519,153

Building & Development–3.29%

American Builders & Contractors Supply Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.85%	10/31/2023	1,096	1,101,780
Beacon Roofing Supply, Inc., Term Loan B(d)	—	01/02/2025	1,908	1,916,207
Capital Automotive L.P., First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.85%	03/25/2024	4,098	4,115,666
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.35%	03/24/2025	1,855	1,911,003
DiversiTech Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(e)	8.84%	06/02/2025	257	260,576
Term Loan (3 mo. USD LIBOR + 3.50%)	4.84%	06/03/2024	619	622,522
Forterra Finance, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	10/25/2023	1,823	1,652,725
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	4.46%	08/01/2024	1,314	1,323,647
HD Supply, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.58%	08/13/2021	243	244,756
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.83%	10/17/2023	1,927	1,943,395
Mueller Water Products, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.85%	11/25/2021	182	184,190
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.83%	11/25/2021	81	82,148
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	11/15/2023	4,992	5,011,537
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016-02/23/2017; Cost $2,080,465) (e)	4.08%	12/15/2023	2,088	2,095,947
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.60%	07/20/2022	4,849	4,878,238
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.24%	07/24/2024	1,396	1,404,498
				28,748,835

Business Equipment & Services–14.10%

Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.60%	09/26/2021	492	431,066
Allied Universal Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.08%	07/28/2022	2,494	2,483,343
Incremental Delayed Draw Term Loan(f)	0.00%	07/28/2022	582	579,607
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%) (Acquired 08/02/2017; Cost $1,355,367) (e)	5.10%	06/30/2022	1,346	1,359,290
Asurion LLC, Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.00%)	7.35%	08/04/2025	6,797	6,986,812
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.10%	08/04/2022	470	473,073
Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	4.35%	11/03/2023	11,281	11,340,623
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.41%	05/22/2024	1,328	1,335,392
Brand Energy & Infrastructure Services, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.61%	06/21/2024	3,227	3,245,308
Brickman Group Ltd. LLC, First Lien Revolver Loan (Acquired 10/14/2016; Cost $489,176)(f)	0.00%	12/18/2018	510	471,615
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.28%	12/18/2020	1,607	1,616,468
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.31%	12/18/2020	9	9,516
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.38%	12/18/2020	1,971	1,982,064
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.78%	12/17/2021	294	296,033
Capri Finance LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.63%	11/01/2024	920	920,729
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.83%	03/14/2022	3,027	3,028,042
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	03/01/2024	3,593	3,606,287
Checkout Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.85%	04/09/2021	3,069	2,401,206

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

Cotiviti Corp., First Lien Term Loan B (3 mo. USD LIBOR + 2.50%)	3.84%	09/28/2023		$857	$862,906
Term Loan A (3 mo. USD LIBOR + 2.25%)(e)	3.59%	09/28/2021		1,104	1,101,867
CRCI Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.83%	08/31/2023		1,173	1,178,007
Crossmark Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.83%	12/20/2019		1,934	1,065,353
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	8.83%	12/21/2020		731	124,299
Duff & Phelps Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	4.61%	10/12/2024		873	875,312
Equinix, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.33%	01/06/2023		567	571,913
First Data Corp., Term Loan A (1 mo. USD LIBOR + 2.25%)	3.56%	04/26/2024		17,507	17,528,625
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.56%	07/08/2022		60	60,465
Genesys Telecom Holdings, U.S., Inc., Term Loan B-2 (2 mo. USD LIBOR + 3.75%)	5.08%	12/01/2023		5,971	6,014,181
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.84%	06/30/2021		1,918	1,933,885
IndigoCyan Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)(e)	5.52%	06/24/2024	GBP	1,061	1,429,095
Information Resources, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.62%	01/18/2024		3,055	3,080,456
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan(d)	—	11/21/2024		691	693,755
KAR Auction Services, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	3.63%	03/11/2021		117	117,950
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	3.88%	03/09/2023		1,544	1,556,221
Karman Buyer Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.56%	07/23/2021		1	935
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.63%	07/23/2021		371	361,819
Incremental Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.63%	07/23/2021		1,513	1,474,430
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.88%	07/25/2022		1,307	1,155,049
Kronos Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.84%	11/01/2023		7	7,115
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.90%	11/01/2023		2,807	2,824,475
Learning Care Group (US) No. 2 Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.32%	05/05/2021		1,500	1,515,000
LegalZoom.com, Inc., Term Loan(d)(e)	—	11/21/2024		911	911,992
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.31%	03/18/2024		117	117,923
Peak 10, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.82%	08/01/2024		1,599	1,606,685
Prime Security Services Borrower, LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.10%	05/02/2022		1,892	1,908,411
Revolver Loan(e)(f)	0.00%	05/02/2022		1,770	1,769,198
Red Ventures, LLC, First Lien Term Loan(d)	—	11/08/2024		1,878	1,872,563
Spin Holdco Inc., First Lien Term Loan B-1 (2 mo. USD LIBOR + 3.75%)	5.15%	11/14/2022		7,878	7,951,858
Techem GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/02/2024	EUR	1,494	1,791,463
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	05/01/2024		2,696	2,694,342
TNS Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.35%	08/14/2022		87	87,816
First Lien Term Loan (2 mo. USD LIBOR + 4.00%)	5.43%	08/14/2022		2,557	2,569,099
Travelport Finance S.a.r.l. (Luxembourg), Term Loan D (3 mo. USD LIBOR + 2.75%)	4.17%	09/02/2021		1,112	1,112,705
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.33%	07/14/2023		1,546	1,565,684
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%) (Acquired 08/16/2016-03/23/2017; Cost $1,447,454) (e)	4.83%	05/21/2022		1,446	1,462,183
Wash MultiFamily Acquisition Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	05/13/2022		405	407,166
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	05/16/2022		2,430	2,445,079
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.35%	05/12/2023		119	118,275
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.35%	05/14/2023		21	20,715
West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.35%	10/10/2024		3,958	3,958,901
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	4.10%	06/30/2023		923	930,445
					123,402,090

Cable & Satellite Television–9.01%

Altice Financing S.A., (Luxembourg), Term Loan(d)	—	01/31/2026		970	944,612
Term Loan (3 mo. USD LIBOR + 2.75%)	4.11%	07/15/2025		1,270	1,243,706
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.60%	07/28/2025		2,623	2,609,072
Atlantic Broadband Finance, LLC, Term Loan B(d)	—	08/11/2024		4,242	4,240,932

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–(continued)

Cable One, Inc., Incremental Term Loan B-1 (3 mo. USD LIBOR + 2.25%)(e)	3.57%	05/01/2024		$459	$461,062
Charter Communications Operating LLC, Term Loan I-1 (1 mo. USD LIBOR + 2.25%)	3.60%	01/15/2024		6,238	6,273,300
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.51%	07/17/2025		8,171	8,137,700
ION Media Networks, Inc., Term Loan B-3 (2 mo. USD LIBOR + 3.00%)	4.43%	12/18/2020		4,377	4,391,105
MCC Iowa, Term Loan M (1 wk. USD LIBOR + 2.00%)	3.21%	02/02/2025		578	580,538
Mediacom Illinois LLC, Term Loan K (1 wk. USD LIBOR + 2.25%)	3.46%	02/15/2024		2,168	2,175,837
Numericable-SFR S.A. (France), Term Loan B-12 (3 mo. USD LIBOR + 3.00%)	4.35%	01/31/2026		7,335	7,180,861
Telenet Financing USD LLC, Term Loan A-L (1 mo. USD LIBOR + 2.75%)	4.00%	06/30/2025		5,917	5,933,329
Unitymedia Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.50%	09/30/2025		2,079	2,081,817
Term Loan C(d)	—	01/15/2027		464	553,677
Term Loan D(d)	—	01/15/2026		2,674	2,663,833
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	3.75%	01/15/2026		8,946	8,963,398
Term Loan AS (3 mo. EURIBOR + 2.75%)	2.75%	10/15/2026	EUR	308	367,633
Virgin Media Bristol LLC (United Kingdom), Term Loan K(d)	—	01/15/2026		10,399	10,406,861
Term Loan L(d)	—	01/31/2027	GBP	444	602,081
Term Loan M(d)	—	11/15/2027	GBP	604	818,061
WaveDivision Holdings, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.07%	10/15/2019		1	780
Term Loan (3 mo. USD LIBOR + 2.75%)	4.14%	10/15/2019		298	298,380
WideOpenWest Finance, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.53%	08/18/2023		4,762	4,728,726
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	3.75%	04/15/2025		3,233	3,219,080
					78,876,381

Chemicals & Plastics–4.52%

Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.33%	01/31/2024		946	953,168
Avantor Inc., Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	11/21/2024	EUR	2,109	2,538,394
Term Loan (1 mo. USD LIBOR + 4.00%)	5.29%	11/21/2024		4,961	4,971,915
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	05/16/2024		400	401,991
Chemours Co., (The), Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.85%	05/12/2022		550	555,576
Colouroz Investment LLCColouroz Investment LLC (Germany), First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.36%	09/07/2021		2,513	2,300,647
Colouroz Investment LLC (Germany), First Lien Term Loan B-2 (2 mo. USD LIBOR + 3.00%)	4.30%	09/07/2021		6	5,945
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 7.25%)	8.61%	09/05/2022		2,386	1,980,370
Term Loan C (2 mo. USD LIBOR + 3.00%)	4.30%	09/07/2021		1	983
Term Loan C (3 mo. USD LIBOR + 3.00%)	4.36%	09/07/2021		415	380,324
Diamond (BC) B.V. (Netherlands), Term Loan B (2 mo. USD LIBOR + 3.00%)	4.42%	09/06/2024		1,380	1,383,704
Encapsys, LLC, First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.58%	11/07/2024		295	297,322
Second Lien Term Loan (2 mo. USD LIBOR + 7.50%) (Acquired 10/27/2017; Cost $149,772)	8.83%	11/07/2025		151	153,344
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.38%	08/06/2021		961	964,982
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.25%)	3.53%	10/20/2024		2,719	2,733,170
HII Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	9.83%	12/21/2020		1,157	1,163,753
HII Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	12/20/2019		1,606	1,611,448
Ineos US Finance LLC, Term Loan(d)	—	03/31/2024		2,993	3,001,267
Term Loan B(d)	—	03/31/2024	EUR	558	665,371
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.60%	06/15/2024		494	499,340
MacDermid, Inc., First Lien Multicurrency Revolver Loan(e)(f)	0.00%	06/07/2018		831	830,179
First Lien Multicurrency Revolver Loan (Prime Rate + 2.00%)(e)	6.25%	06/07/2018		122	121,861
First Lien Revolver Loan(e)(f)	0.00%	06/07/2018		324	323,694
First Lien Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	4.24%	06/07/2018		629	628,346
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.35%	06/07/2023		874	879,546
Term Loan B-7 (1 mo. USD LIBOR + 2.50%)	3.85%	06/07/2020		72	72,165
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	4.88%	10/11/2024		3,050	3,065,241

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.28%	11/20/2023		$540	$543,794
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.41%	11/20/2023		611	615,328
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.13%	08/07/2020		981	984,805
Trinseo Materials Finance, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.85%	09/06/2024		484	488,419
Tronox Finance LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.32%	09/22/2024		838	846,251
Term Loan (3 mo. USD LIBOR + 3.00%)	4.32%	09/22/2024		1,934	1,952,888
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)(e)	4.38%	08/08/2024		608	613,071
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.00%)	3.33%	09/29/2023		979	985,114
					39,513,716

Clothing & Textiles–1.09%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.83%	09/29/2024		3,007	3,036,868
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.08%	09/29/2025		1,028	1,042,954
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.88%	08/21/2022		2,060	1,761,921
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.85%	10/26/2023		1,491	1,415,995
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	12/10/2021		2,236	2,256,382
					9,514,120

Conglomerates–0.34%

CeramTec Acquisition Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	4.23%	08/30/2020		801	803,045
Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.23%	08/30/2020		103	103,101
Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	4.23%	08/30/2020		245	245,910
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.10%	06/27/2024		856	860,392
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	8.83%	03/31/2023		1,025	963,197
					2,975,645

Containers & Glass Products–2.73%

Berlin Packaging, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.00%	09/30/2022		397	402,130
Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	10/01/2021		1,331	1,342,263
Term Loan (3 mo. USD LIBOR + 3.25%)	4.59%	10/01/2021		796	802,726
Berry Plastics Corp., Term Loan M (1 mo. USD LIBOR + 2.25%)	3.56%	10/01/2022		519	521,229
Term Loan N (1 mo. USD LIBOR + 2.25%)	3.50%	01/19/2024		660	662,865
BWAY Holding Co., Term Loan (2 mo. USD LIBOR + 3.25%)	4.52%	04/03/2024		1	1,154
Term Loan (3 mo. USD LIBOR + 3.25%)	4.60%	04/03/2024		457	459,319
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	05/22/2024		983	990,154
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,110,324) (e)	5.35%	03/21/2024		3,146	3,162,194
Fort Dearborn Holding Co., Inc., First Lien Term Loan (2 mo. USD LIBOR + 4.00%)	5.27%	10/19/2023		33	33,270
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.34%	10/19/2023		2,439	2,443,287
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	9.84%	10/19/2024		203	199,980
Hoffmaster Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.83%	11/21/2023		1,861	1,878,838
Klockner Pentaplast of America, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.58%	06/30/2022		1,553	1,568,085
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.60%	10/31/2024		467	470,513
Ranpak Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/22/2014; Cost $132,869) (e)	8.53%	10/03/2022		133	132,605
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.60%	10/01/2021		411	414,128
Refresco Group, N.V. (Netherlands), Term Loan B(d)	—	09/27/2024		748	752,278
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.10%	02/05/2023		4,939	4,969,326
SIG Combibloc US Acquisition Inc., Term Loan (2 mo. EURIBOR + 3.25%)	3.25%	03/13/2022	EUR	209	250,639
Tekni-Plex, Inc., Term Loan B-1 (2 mo. USD LIBOR + 3.25%)	4.67%	10/17/2024		460	463,070
Term Loan B-2 (2 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	211	252,617

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–(continued)

TricorBraun Inc., First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)	5.04%	11/30/2023		$156	$155,944
Term Loan (3 mo. USD LIBOR + 3.75%)	5.08%	11/30/2023		1,552	1,547,742
					23,876,356

Cosmetics & Toiletries–1.23%

Alphabet Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.83%	09/26/2024		1,543	1,481,369
Coty Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	10/27/2022		1,281	1,283,636
Galleria Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.25%	09/29/2023		2,884	2,893,230
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.10%	01/26/2024		2,069	2,083,018
Sundial Group Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(e)	6.06%	08/15/2024		1,211	1,216,816
Wellness Merger Sub, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.08%	06/30/2024		1,824	1,848,361
					10,806,430

Drugs–1.36%

BPA Laboratories, First Lien Term Loan (3 mo. USD LIBOR + 2.50%) (Acquired 04/29/2014; Cost $1,808,279)	3.81%	04/29/2020		1,916	1,896,932
Second Lien Term Loan (3 mo. USD LIBOR + 2.50%)(e)	3.81%	04/29/2020		1,666	1,649,381
Catalent Pharma Solutions, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.60%	05/20/2024		119	119,703
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.63%	04/27/2024		4,206	4,240,113
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B F-1 (1 mo. USD LIBOR + 3.50%)	4.75%	04/01/2022		3,973	4,033,657
					11,939,786

Ecological Services & Equipment–1.24%

Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.75%)	3.45%	11/10/2023		3,691	3,699,868
Casella Waste Systems, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.77%	10/17/2023		567	569,520
Charah, LLC, Term Loan (1 mo. USD LIBOR + 6.25%) (Acquired 10/18/2017; Cost $634,044)	7.49%	10/25/2024		647	653,328
PSSI Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	12/02/2021		1,302	1,306,237
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.06%	08/11/2023		1,969	1,969,311
Wrangler Buyer Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	09/28/2024		2,649	2,669,552
					10,867,816

Electronics & Electrical–16.61%

4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.81%	05/08/2020		3,012	2,172,641
Almonde, Inc., (United Kingdom) First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	962	1,158,344
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.98%	06/13/2024		4,671	4,673,576
Applied Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.57%	09/19/2024		1,833	1,854,787
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.32%	09/19/2025		77	78,991
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	6.35%	06/30/2021		3,645	3,566,422
Canyon Valor Companies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.58%	06/16/2023		2,001	2,029,563
Cavium, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(e)	3.49%	08/16/2022		1,754	1,758,506
Compuware Corp., Term Loan B-3 (3 mo. USD LIBOR + 4.25%)	5.63%	12/15/2021		745	753,813
CPI International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	07/26/2024		2,022	2,034,763
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.35%	09/07/2023		4,767	4,775,726
Diamond US Holding LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)(e)	4.58%	04/06/2024		1,849	1,854,048
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.00%	11/06/2023		2,124	2,129,001
DigiCert Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.13%	10/31/2024		2,397	2,431,524
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.38%	10/31/2025		391	393,789
Go Daddy Operating Co., LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.60%	02/15/2024		6,889	6,918,051
Hyland Software, Inc., First Lien Term Loan 3 (1 mo. USD LIBOR + 3.25%)	4.60%	07/01/2022		723	731,254
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.35%	07/07/2025		109	111,661
IGT Holding IV AB (Sweden), Term Loan B(d)	—	07/26/2024		1,368	1,372,796
Integrated Device Technology, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(e)	4.35%	04/04/2024		869	871,263
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(e)	7.35%	04/26/2024		1,388	1,403,772
Lattice Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.49%	03/10/2021		2,027	2,047,164

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)

Lully Finance LLC, First Lien Term Loan B-4 (1 mo. EURIBOR + 3.75%)	3.75%	10/14/2022	EUR	607	$727,532
Second Lien Term Loan B-1 (1 mo. USD LIBOR + 8.50%)(e)	9.83%	10/16/2023		$802	791,024
Second Lien Term Loan B-2 (1 mo. EURIBOR + 7.25%)	7.25%	10/16/2023	EUR	282	330,764
MA Finance Co., LLC, Term Loan B-2 (3 mo. USD LIBOR + 2.50%)	3.85%	11/19/2021		4,156	4,166,473
Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	4.06%	06/21/2024		1,071	1,075,356
MACOM Technology Solutions Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	05/17/2024		2,501	2,501,111
McAfee, LLC, Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	09/30/2024	EUR	718	867,259
Term Loan (3 mo. USD LIBOR + 4.50%)	5.83%	09/30/2024		1,656	1,665,925
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.60%	08/15/2022		2,221	2,232,043
Meter Reading Holding, LLC, Term Loan (3 mo. USD LIBOR + 5.75%)(e)	7.23%	08/29/2023		2,232	2,271,076
Micro Holding, L.P., Term Loan (3 mo. USD LIBOR + 3.50%)	4.82%	09/15/2024		1,577	1,573,806
Micron Technology, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.39%	04/26/2022		398	401,696
Mirion Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.08%	03/31/2022		1,318	1,317,981
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.50%	07/05/2023		1,338	1,351,083
NeuStar, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.65%	01/08/2020		458	464,082
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.15%	08/08/2024		2,846	2,880,490
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	5.08%	01/10/2024		2,821	2,775,562
Omnitracs, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.09%	11/25/2020		2,484	2,513,886
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.09%	05/25/2021		160	160,301
ON Semiconductor Corp., Term Loan (d)	—	03/31/2023		3,705	3,724,352
Optiv Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.63%	01/31/2025		310	290,956
Term Loan (3 mo. USD LIBOR + 3.25%)	4.63%	02/01/2024		1,673	1,601,348
Project Leopard Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.83%	07/07/2023		939	947,623
Quest Software US Holdings Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.92%	10/31/2022		5,999	6,078,729
Ramundsen Holdings, LLC, Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.83%	01/31/2025		122	123,950
Term Loan (3 mo. USD LIBOR + 4.25%)	5.58%	02/01/2024		303	305,989
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	04/24/2022		6,120	6,025,709
Rocket Software, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.83%	10/14/2024		504	514,167
Term Loan (3 mo. USD LIBOR + 4.25%)	5.58%	10/14/2023		3,286	3,323,629
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	10/12/2023		777	783,330
Sandvine Corp., Term Loan B (3 mo. USD LIBOR + 5.75%)	7.07%	09/21/2022		1,684	1,629,229
Seattle Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.06%	06/21/2024		7,234	7,262,141
Sparta Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.44%	08/21/2024		314	317,308
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.06%	09/30/2023		5,576	5,621,642
Tempe Holdco Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.60%	12/01/2023		2,308	2,318,629
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.85%	12/04/2020		619	621,687
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.85%	09/28/2024		1,029	1,033,855
Verifone, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.10%	07/08/2021		994	998,529
Verint Systems Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.63%	06/29/2024		1,022	1,026,885
Veritas US Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	5,566	6,702,473
Term Loan B (3 mo. USD LIBOR + 4.50%)	5.83%	01/27/2023		4,126	4,133,984
VF Holding Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.60%	06/30/2023		1,594	1,605,552
Viewpoint, Inc., Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 07/18/2017; Cost $653,079)	5.56%	07/19/2024		656	659,506
Wall Street Systems Delaware, Inc., Term Loan(d)	—	11/21/2024		887	890,692
Western Digital Corp., Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.31%	04/29/2023		9,554	9,600,229
Zebra Technologies Corp., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.37%	10/27/2021		1,992	2,001,706
					145,332,734

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–1.64%

Black Knight InfoServ, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.63%	05/27/2022		$326	$328,411
GEO Group, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.57%	03/23/2024		962	965,893
iPayment Inc., First Lien Term Loan (d)	—	04/11/2023		1,373	1,387,115
LPL Holdings, Inc., Incremental Term Loan B (3 mo. USD LIBOR + 2.25%)	3.65%	09/23/2024		2,009	2,016,815
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	03/27/2020		4,185	4,181,895
RJO Holdings Corp., Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $554,436) (e)	13.35%	05/05/2022		560	562,369
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,559,474) (e)	9.37%	05/05/2022		1,574	1,581,661
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.25%)	4.57%	12/17/2020		998	1,004,169
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.60%	10/26/2023		22	22,592
Term Loan (1 mo. USD LIBOR + 3.75%)	4.60%	10/26/2022		1,029	1,032,888
TMF Group Holdco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	10/13/2023	EUR	1,047	1,251,935
					14,335,743

Food & Drug Retailers–1.93%

Adria Group Holding B.V. (Netherlands), Term Loan(h)	0.00%	06/04/2018	EUR	3,716	67,458
Albertsons LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.10%	08/25/2021		7,501	7,301,596
Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	4.33%	12/21/2022		4,424	4,309,350
Term Loan B-6 (3 mo. USD LIBOR + 3.00%)	4.46%	06/22/2023		904	880,438
Pret A Manger (United Kingdom), Term Loan B-2 (3 mo. GBP LIBOR + 4.00%)	4.52%	06/20/2022	GBP	1,510	2,059,714
Rite Aid Corp., Second Lien Term Loan 1 (1 mo. USD LIBOR + 4.75%)	5.96%	08/21/2020		88	88,132
Second Lien Term Loan 2 (1 mo. USD LIBOR + 3.88%)	5.09%	06/21/2021		263	263,957
Supervalu Inc., Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	4.85%	06/08/2024		742	717,855
Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	06/08/2024		1,237	1,196,426
					16,884,926

Food Products–3.60%

Candy Intermediate Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.85%	06/15/2023		2,462	2,462,797
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	6.10%	06/22/2022		1,037	1,052,270
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.34%	07/03/2020		973	960,110
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.03%	04/06/2024		4,345	4,367,647
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.08%	04/06/2024		212	213,529
Term Loan B (Prime Rate + 1.75%)	6.00%	04/06/2024		0	303
Hearthside Group Holdings, LLC, Revolver Loan(e)(f)	0.00%	06/02/2019		1,374	1,371,916
Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	06/02/2021		2,113	2,127,679
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.60%	08/31/2022		10	9,567
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	3.69%	07/04/2022		3,619	3,642,808
JBS USA Lux S.A., Term Loan (2 mo. USD LIBOR + 2.50%)	3.76%	10/30/2022		9,173	8,998,516
Nomad Foods US LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	4.00%	05/15/2024		1,236	1,243,637
Post Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.60%	05/24/2024		2,274	2,285,483
Shearer’s Foods, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.94%)(e)	5.27%	06/30/2021		1,557	1,551,554
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $212,705) (e)	8.08%	06/30/2022		214	203,766
Utz Quality Foods, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.54%	11/21/2025		101	101,417
Term Loan(d)	—	11/21/2024		886	890,622
					31,483,621

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–2.92%

New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.60%	02/16/2024		$3,591	$3,593,277
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.58%	02/16/2024		2,299	2,300,523
NPC International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.84%	04/19/2024		1,374	1,385,707
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.84%	04/18/2025		433	443,476
Red Lobster Management, LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.60%	07/28/2021		1,288	1,297,324
Restaurant Holding Co., LLC, First Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.10%	02/28/2019		1,052	1,027,331
Steak ‘n Shake Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(e)	5.10%	03/19/2021		1,104	1,015,519
TKC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.60%	02/01/2023		5	5,057
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)	5.67%	02/01/2023		1,982	2,007,728
TMK Hawk Parent, Corp., Delayed Draw Term Loan(d)	—	09/26/2024		61	61,078
Term Loan (2 mo. USD LIBOR + 3.50%)	4.82%	09/26/2024		3	3,420
Term Loan (3 mo. USD LIBOR + 3.50%)	4.88%	09/26/2024		1,353	1,364,728
US Foods, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.85%	06/27/2023		9,354	9,417,943
Weight Watchers International, Inc., Term Loan(d)	—	11/29/2024		1,690	1,667,847
					25,590,958

Health Care–5.74%

Acadia Healthcare Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.10%	02/11/2022		774	780,946
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.99%	02/16/2023		2,024	2,038,928
Air Medical Group Holdings, Inc., Term Loan(d)	—	09/30/2024		1,712	1,723,441
Argon Medical Devices Holdings, Inc., First Lien Term Loan(d)	—	11/02/2024		422	424,231
Second Lien Term Loan(d)	—	11/02/2025		100	100,637
ATI Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.85%	05/10/2023		740	747,840
CareCore National, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.35%	03/05/2021		1,264	1,268,069
Community Health Systems, Inc., Revolver Loan(e)(f)	0.00%	01/27/2019		1,023	957,550
Term Loan G (3 mo. USD LIBOR + 2.75%)	4.23%	12/31/2019		1,321	1,287,951
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.58%	10/31/2023		326	327,850
DJO Finance LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	06/07/2020		2,303	2,286,095
Term Loan (3 mo. USD LIBOR + 3.25%)	4.59%	06/07/2020		2,356	2,339,647
Envision Healthcare Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.35%	12/01/2023		2,835	2,845,896
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.13%	05/02/2023		2,397	2,417,717
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	06/30/2024		1,100	1,105,504
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.50%	10/27/2022		1,719	1,735,662
HC Group Holdings III, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.35%	04/07/2022		1,861	1,882,351
INC Research Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.60%	08/01/2024		216	216,538
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	02/03/2024		3,682	3,675,914
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.33%	06/07/2023		6,155	6,167,012
Nidda Healthcare Holding AG (Germany), Term Loan B-1(f)	0.00%	09/30/2024	EUR	1,792	1,792,395
Term Loan B-1(f)	0.00%	09/30/2024	GBP	314	314,063
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	553	663,141
Term Loan B-2(f)	0.00%	09/30/2024	EUR	495	495,323
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.08%	06/30/2021		2,177	2,186,143
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	09/27/2024		4,080	4,108,077
Quintiles IMS Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	3.32%	01/14/2025		846	851,255
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	08/31/2024		960	947,193
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	02/06/2024		2,598	2,545,692
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	03/12/2021	EUR	1,115	1,114,549
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.33%	06/07/2024		875	881,053
					50,228,663

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Home Furnishings–1.07%

Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.00%	02/05/2024		$2,048	$1,871,481
Second Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.25%	02/03/2025		250	207,047
Global Appliance Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.34%	09/29/2024		1,694	1,705,179
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	08/05/2024		754	757,080
Hilding Anders AB (Sweden), Term Loan B(d)	—	11/30/2024	EUR	509	607,543
Serta Simmons Bedding, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.85%	11/08/2023		3,142	3,047,326
TGP Holdings III, LLC, First Lien Delayed Draw Term Loan(e)(f)	0.00%	09/25/2024		114	114,257
First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.33%	09/25/2024		721	728,386
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.83%	09/25/2025		314	316,044
					9,354,343

Industrial Equipment–3.72%
Accudyne Industries LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.08%	08/18/2024		1,929	1,941,488
CIRCOR International, Inc., Term Loan B(d)	—	12/11/2024		2,150	2,149,883
Clark Equipment Co., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.83%	05/18/2024		4,615	4,644,437
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.33%	01/31/2024		725	731,292
Crosby US Acquisition Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.45%	11/23/2020		1,918	1,830,764
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 08/16/2017; Cost $669,195) (e)	6.85%	08/29/2023		676	679,979
Engineered Machinery Holdings, Inc., First Lien Delayed Draw Term Loan(f)	0.00%	07/19/2024		16	15,623
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	07/19/2024		52	52,078
First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.56%	07/19/2024		520	520,775
Second Lien Delayed Draw Term Loan(f)	0.00%	07/18/2025		97	96,790
Second Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 7.25%)	8.58%	07/18/2025		13	13,199
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.56%	07/18/2025		909	923,910
Filtration Group Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.38%	11/23/2020		2,721	2,747,184
Gardner Denver, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	4.08%	07/30/2024		2,191	2,200,785
Generac Power System, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.59%	05/31/2023		434	435,719
LSFX Flavum Bidco (Spain), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	09/30/2024	EUR	677	810,066
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.10%	09/25/2023		2,685	2,692,057
MX Holdings US, Inc., Term Loan B-1-B (1 mo. USD LIBOR + 2.75%)	4.10%	08/14/2023		1,074	1,083,789
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.83%	11/27/2020		1,598	1,503,408
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.02%	08/21/2023		171	171,262
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.10%	08/21/2023		1,230	1,233,831
Robertshaw US Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	08/10/2024		949	958,500
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.25%	02/10/2025		319	318,574
Tank Holding Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	03/16/2022		181	182,410
Term Loan (2 mo. USD LIBOR + 4.25%)	5.57%	03/16/2022		221	222,451
Term Loan (3 mo. USD LIBOR + 4.25%)	5.59%	03/16/2022		442	444,903
Terex Corp., Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.58%	01/31/2024		644	647,328
Vantiv, LLC, Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.25%	08/07/2024		2,496	2,511,754
Incremental Term Loan B-1(d)	—	09/20/2024		784	787,125
Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.25%	10/14/2023		26	25,861
					32,577,225

Insurance–1.79%

Acrisure, LLC, First Lien Term Loan (2 mo. USD LIBOR + 4.25%)	5.65%	11/22/2023		42	42,634
Alliant Holdings I, L.P., Term Loan (3 mo. USD LIBOR + 3.25%)	4.49%	08/12/2022		3,968	3,991,671
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.07%	01/25/2024		3,692	3,706,506
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.10%	01/25/2025		295	300,350
Hub International Ltd., Term Loan (2 mo. USD LIBOR + 3.00%)	4.35%	10/02/2020		5	4,670
Term Loan (3 mo. USD LIBOR + 3.00%)	4.41%	10/02/2020		1,796	1,806,374

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–(continued)

USI Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	05/16/2024		$4,076	$4,065,731
Incremental Term Loan (d)	—	05/16/2024		1,713	1,712,765
					15,630,701
Leisure Goods, Activities & Movies–4.49%
Alpha Topco Ltd. (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.35%	02/01/2024		9,837	9,905,529
AMC Entertainment Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.50%	12/15/2023		1,187	1,188,341
Term Loan (1 mo. USD LIBOR + 2.25%)	3.50%	12/15/2022		1,397	1,401,925
Ancestry.com Operations Inc., First Lien Term Loan (d)	—	10/19/2023		1,094	1,101,651
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.35%	11/07/2023		676	679,464
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.24%	11/08/2023		3,200	3,223,786
Cyan Blue Holdco 3 Ltd. (Jersey), Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.83%	08/23/2024		1,394	1,406,151
Dorna Sports, S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	4.77%	04/12/2024		1,078	1,074,169
Equinox Holdings Inc., First Lien Term Loan (d)	—	03/08/2024		2,073	2,091,490
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.35%	09/06/2024		165	170,907
Fitness International, LLC, Term Loan A (1 mo. USD LIBOR + 3.25%)	4.60%	04/01/2020		476	476,807
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.85%	07/01/2020		1,831	1,860,238
Fugue Finance B.V., Term Loan (3 mo. EURIBOR + 3.25%)	3.25%	09/01/2024	EUR	1,332	1,599,160
MTL Publishing LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.91%	08/21/2023		1,992	2,001,295
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%)(e)	4.25%	07/06/2024	CHF	476	488,994
Regal Cinemas Corp., Term Loan (1 mo. USD LIBOR + 2.00%)	3.35%	04/01/2022		1,622	1,622,441
Sabre GLBL Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.60%	02/22/2024		434	436,417
Shutterfly Inc., Delayed Draw Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/17/2024		604	603,142
UFC Holdings, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.58%	08/18/2023		6,304	6,348,781
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.83%	08/18/2024		1,601	1,632,454
					39,313,142

Lodging & Casinos–6.54%

B&B Hotels S.A.S. (France), Term Loan B(d)	—	03/14/2023	EUR	1,038	1,244,440
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	07/03/2024		1,806	1,811,281
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.50%)	3.70%	09/15/2023		1,767	1,777,062
Caesars Entertainment Operating Co., LLC, Term Loan B(d)	—	04/04/2024		299	299,356
Caesars Growth Properties Holdings, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.10%	05/08/2021		3,616	3,620,165
Caesars Resort Collection, LLC, Term Loan B(d)	—	10/30/2024		10,494	10,563,683
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.85%	04/18/2024		949	954,491
Four Seasons Hotels Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 2.50%)	3.85%	11/30/2023		1,469	1,479,285
Golden Nugget, Inc., Incremental First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.60%	10/04/2023		4,216	4,253,686
La Quinta Intermediate Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.11%	04/14/2021		5,410	5,445,633
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.35%	03/29/2024		166	167,395
RHP Hotel Properties, LP, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.67%	05/11/2024		751	756,377
Scientific Games International, Inc., Multicurrency Revolver Loan(e)(f)	0.00%	10/18/2018		3,836	3,807,023
Revolver Loan(e)(f)	0.00%	10/18/2018		1,336	1,326,331
Term Loan B-4 (1 mo. USD LIBOR + 3.25%)	4.60%	08/14/2024		1,624	1,640,831
Term Loan B-4 (2 mo. USD LIBOR + 3.25%)	4.67%	08/14/2024		5,905	5,964,960
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.82%	06/08/2023		3,464	3,476,178
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.83%	07/10/2020		2,416	2,449,232
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.75%	10/15/2022		6,188	6,196,711
					57,234,120

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Nonferrous Metals & Minerals–0.29%

American Rock Salt Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	05/20/2021	$3	$2,600
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	05/20/2021	1	648
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.23%	05/20/2021	994	995,861
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.23%	05/20/2021	247	247,790
Dynacast International LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.58%	01/28/2022	1,252	1,264,939
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 01/30/2015; Cost $14,626) (e)	9.83%	01/30/2023	15	14,892
				2,526,730

Oil & Gas–6.92%

Ascent Resources - Marcellus, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	08/04/2020	2,665	2,023,336
BCP Raptor, LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	5.73%	06/24/2024	1,855	1,873,316
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.38%	10/31/2024	3,247	3,282,596
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.44%	08/17/2020	2,057	2,077,444
California Resources Corp., Term Loan(d)	—	12/31/2022	1,103	1,088,559
Term Loan (1 mo. USD LIBOR + 10.38%)	11.66%	12/31/2021	3,089	3,351,459
Citgo Holdings, Inc., Term Loan (3 mo. USD LIBOR + 8.50%)	9.84%	05/12/2018	3,707	3,725,832
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.84%	07/29/2021	1,720	1,701,121
Crestwood Holdings LLC, Term Loan B-1 (1 mo. USD LIBOR + 8.00%)	9.44%	06/19/2019	2,327	2,339,013
Fieldwood Energy LLC, Term Loan (3 mo. USD LIBOR + 2.88%)	4.21%	10/01/2018	185	179,017
Term Loan (3 mo. USD LIBOR + 7.00%)	8.33%	08/31/2020	4,093	3,642,508
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	6.33%	06/27/2020	3,852	2,940,059
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.59%	08/25/2023	4,286	4,028,671
HGIM Corp., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.75%	06/18/2020	4,796	1,776,478
Medallion Midland Acquisition, LLC, Term Loan (2 mo. USD LIBOR + 3.25%)	4.56%	10/31/2024	1,052	1,056,357
Ocean Rig 1 Inc., Term Loan (3 mo. USD Fixed + 8.00%)	8.00%	09/20/2024	741	749,688
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%)(e)	6.83%	07/31/2020	2,184	1,839,639
Pacific Drilling S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.50%)(h)(i)	0.00%	06/03/2018	298	106,534
Paragon Offshore Finance Co., (Cayman Islands), PIK Term Loan, 6.35% PIK Rate, 1.00% Cash Rate (g)(i)	6.35%	07/18/2022	80	67,249
Term Loan (Prime rate + 1.75%) (Acquired 07/11/2014; Cost $10,855) (e)(h)(i)	0.00%	07/16/2021	11	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	3.83%	03/19/2021	4,766	3,955,233
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 3.00%)	4.33%	02/21/2021	12,851	9,962,920
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	5.58%	08/04/2021	924	911,716
Sunoco LP, Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	10/01/2019	1,293	1,293,001
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.33%	09/27/2024	2,005	2,027,370
Veresen Midstream US LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.35%	03/31/2022	1,315	1,326,259
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	3.65%	07/13/2020	3,341	3,267,574
				60,592,949

Publishing–1.85%

Ascend Learning, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.60%	07/12/2024	2,895	2,915,644
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)(e)	6.63%	06/01/2022	40	40,416
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.24%	10/04/2023	4,102	4,125,067
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	10/24/2021	1,639	1,659,881
Southern Graphics Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.58%	10/17/2019	74	74,538
Term Loan (Prime Rate + 2.25%)	6.50%	10/17/2019	306	307,219
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	4.35%	01/27/2024	7,082	7,108,312
				16,231,077

Radio & Television–2.57%

E.W. Scripps Co., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	10/02/2024	580	583,595
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.49%	02/07/2024	339	341,237

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Radio & Television–(continued)

iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)	8.08%	01/30/2019		$11,745	$8,909,569
Term Loan E (1 mo. USD LIBOR + 7.50%)	8.83%	07/30/2019		12,848	9,692,345
Mission Broadcasting, Inc., Term Loan B-2 (d)	—	01/17/2024		86	86,172
Nexstar Broadcasting, Inc., Term Loan B-2 (d)	—	01/17/2024		680	682,597
Raycom TV Broadcasting, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.08%	08/23/2024		1,676	1,690,516
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.60%	01/03/2024		524	525,178
					22,511,209

Retailers (except Food & Drug)–5.20%

Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.25%	02/25/2022	EUR	492	590,265
Bass Pro Group, LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.35%	09/25/2024		5,458	5,347,046
BJ’s Wholesale Club, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.74%	02/03/2024		716	706,162
David’s Bridal, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.34%	10/11/2019		806	675,426
Fullbeauty Brands Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	6.10%	10/14/2022		3,505	2,103,155
J. Crew Group, Inc., Term Loan (1 mo. USD LIBOR + 3.22%)	4.51%	03/05/2021		206	119,886
Term Loan (3 mo. USD LIBOR + 3.22%)	4.55%	03/05/2021		310	180,211
Jill Acquisition LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.38%	05/08/2022		391	365,552
Lands’ End, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.58%	04/02/2021		2,726	2,279,143
Michaels Stores, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.07%	01/28/2023		114	113,317
Moran Foods LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.35%	12/05/2023		1,690	1,353,418
National Vision, Inc., First Lien Revolver Loan(e)(f)	0.00%	03/13/2019		1,533	1,410,344
Term Loan (1 mo. USD LIBOR + 2.75%)	4.03%	11/12/2024		1,840	1,842,572
Party City Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.43%	08/19/2022		854	856,532
Payless Inc., Term Loan A-1 (1 mo. USD LIBOR + 8.00%)	9.32%	02/10/2022		776	777,194
Term Loan A-2 (1 mo. USD LIBOR + 9.00%)	10.32%	08/10/2022		1,456	1,394,229
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.38%	01/26/2023		4,937	3,915,389
Pier 1 Imports (U.S.), Inc., Term Loan (3 mo. USD LIBOR + 3.50%) (Acquired 04/24/2014-02/11/2015; Cost $764,223) (e)	4.83%	04/30/2021		771	740,226
Sally Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.88%	07/05/2024		510	509,813
Savers Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.04%	07/09/2019		11	10,491
Term Loan (3 mo. USD LIBOR + 3.75%)	5.11%	07/09/2019		4,357	3,975,961
Sears Roebuck Acceptance Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.85%	06/30/2018		4,915	4,907,002
Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	09/12/2024		3,348	3,214,256
Toys ‘R’ US Property Co. I, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.35%	08/21/2019		6,817	6,271,596
Toys ‘R’ Us-Delaware, Inc., Term Loan B-2 (3 mo. USD LIBOR + 3.75%) (i)	7.00%	05/25/2018		115	39,902
Term Loan B-3 (3 mo. USD LIBOR + 3.75%) (i)	7.00%	05/25/2018		35	12,137
Vivarte (France), PIK Term Loan 7.00% PIK Rate, 4.00% Cash Rate(g)	7.00%	10/29/2019	EUR	1,593	1,748,458
					45,459,683

Steel–0.14%

Atkore International, Inc., Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.34%	12/22/2023		1,237	1,246,185

Surface Transport–1.70%

Kenan Advantage Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	07/29/2022		712	715,975
Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	07/29/2022		2,896	2,912,405
Odyssey Logistics & Technology Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 10/06/2017; Cost $848,712)	5.60%	10/12/2024		853	857,187
PODS LLC, Term Loan B-3(d)	—	12/06/2024		3,525	3,547,079
Stena International S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.00%)	4.34%	03/03/2021		3,166	2,987,769
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.60%	06/26/2021		1,715	1,539,386
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.60%	11/01/2021		1,278	1,286,176
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 7.25%) (Acquired 04/24/2017; Cost $958,485) (e)	7.59%	03/29/2024	GBP	778	1,041,791
					14,887,768

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–10.10%

Avaya Inc., DIP Term Loan (1 mo. USD LIBOR + 7.50%)	8.70%	01/24/2018	$943	$945,182
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.10%	01/31/2025	9,369	8,999,384
Colorado Buyer Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.38%	05/01/2024	1,643	1,653,853
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.35%	10/24/2022	5,516	5,329,868
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	10/05/2023	8,408	8,288,979
Frontier Communications Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	03/31/2021	2,913	2,806,446
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.09%	06/15/2024	388	371,159
GTT Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.63%	01/09/2024	2,821	2,847,857
Intelsat Jackson Holdings S.A., Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.07%	06/30/2019	4,726	4,719,183
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.70%	02/22/2024	9,744	9,747,315
MTN Infrastructure TopCo, Inc., Delayed Draw Term Loan(d)	—	11/17/2024	892	893,413
Term Loan (1 mo. USD LIBOR + 3.25%)	4.60%	11/17/2024	866	872,196
Rackspace Hosting, Inc., Term Loan B(d)	—	11/03/2023	188	187,714
Radiate Holdco, LLC, Incremental Term Loan(d)	—	02/01/2024	1,680	1,663,588
Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	02/01/2024	1,489	1,480,088
SBA Senior Finance II LLC, Incremental Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.60%	06/10/2022	2,149	2,156,928
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.88%	02/02/2024	7,860	7,870,949
Syniverse Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.25%	04/23/2019	4,420	4,363,248
Term Loan B (3 mo. USD LIBOR + 3.00%)	4.33%	04/23/2019	990	977,713
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 3.00%)	4.32%	11/17/2023	8,090	8,146,969
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.35%	05/02/2023	3,393	3,269,661
Windstream Services, LLC, Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	5.27%	03/29/2021	6,121	5,784,698
Term Loan B-7 (2 mo. USD LIBOR + 3.25%)	4.52%	02/17/2024	1,207	1,089,058
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.31%	01/19/2021	841	843,804
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.56%	01/19/2024	3,030	3,042,303
				88,351,556

Utilities–10.83%

APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	04/13/2023	2,407	2,451,878
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.85%	05/27/2022	694	699,950
Calpine Construction Finance Co., L.P., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.85%	01/31/2022	4,340	4,352,715
Calpine Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	3.10%	12/31/2019	480	481,416
Term Loan (3 mo. USD LIBOR + 2.75%)	4.09%	01/15/2024	2,425	2,430,578
Term Loan (3 mo. USD LIBOR + 2.75%)	4.09%	01/15/2024	7,365	7,386,910
Term Loan B-7 (3 mo. USD LIBOR + 2.75%)	4.09%	05/31/2023	3,479	3,487,771
Dynegy Inc., Term Loan C-1 (1 mo. USD LIBOR + 3.25%)	4.60%	02/07/2024	5,722	5,761,705
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	10/02/2023	5,560	5,615,182
Energy Future Intermediate Holding Co. LLC, DIP Term Loan (1 mo. USD LIBOR + 3.00%)	4.35%	06/30/2018	7,999	8,035,005
ExGen Renewables IV, LLC, Term Loan(d)	—	11/28/2024	1,343	1,356,652
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.34%	12/17/2021	4,179	4,231,139
First Lien Term Loan C (3 mo. USD LIBOR + 4.00%)	5.33%	12/17/2021	181	183,297
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.58%	12/19/2022	539	542,735
Lightstone Holdco LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.85%	01/30/2024	4,356	4,375,941
Term Loan C (1 mo. USD LIBOR + 4.50%)	5.85%	01/30/2024	271	272,666
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.60%	05/16/2024	2,777	2,805,277
NRG Energy Inc., Revolver Loan A(e)(f)	0.00%	07/01/2018	21,330	21,203,357
Term Loan (3 mo. USD LIBOR + 2.25%)	3.58%	06/30/2023	5,654	5,667,272
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	4.85%	09/20/2024	789	801,229
Southeast PowerGen LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	4.84%	12/02/2021	689	647,232
TerraForm Power Operating, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.15%	11/08/2022	375	379,713
USIC Holding, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.00%	12/08/2023	2,139	2,158,815

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Utilities–(continued)

Vistra Operations Co. LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.08%	12/14/2023		$202	$203,742
Term Loan (1 mo. USD LIBOR + 2.75%)	4.10%	08/04/2023		5,514	5,543,895
Term Loan (1 mo. USD LIBOR + 2.75%)	4.02%	12/14/2023		626	630,131
Term Loan (3 mo. USD LIBOR + 2.75%)	4.08%	08/04/2023		1,440	1,447,845
Term Loan C (1 mo. USD LIBOR + 2.75%)	4.08%	08/04/2023		1,598	1,606,657
					94,760,705
Total Variable Rate Senior Loan Interests					1,193,788,748

Bonds & Notes–7.98%

Air Transport–0.35%

Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $3,112,796) (j)	5.75%	07/15/2025		3,113	3,097,233

Automotive–0.46%

Federal-Mogul Holdings Corp.(j)	5.00%	07/15/2024	EUR	446	529,468
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,204,847
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		551	560,842
Schaeffler AG (Germany)(j)	4.50%	09/15/2023		551	565,464
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		1,015	1,027,687
Superior Industries International, Inc.(j)	6.00%	06/15/2025	EUR	118	138,116
					4,026,424

Building & Development–0.04%

Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%) (j)(k)	5.13%	11/15/2022	EUR	304	360,479

Business Equipment & Services–0.52%

Dream Secured Bondco AB (Sweden) (j)	5.75%	12/01/2023	EUR	813	986,761
ICBPI (United Kingdom) (6 mo. EURIBOR + 8.00%)(j)(k)	7.73%	05/30/2021	EUR	1,500	1,811,262
TeamSystems S.p.A. (Italy) (3 mo. EURIBOR + 6.25%)(j)(k)	6.00%	03/01/2022	EUR	1,500	1,783,695
					4,581,718

Cable & Satellite Television–1.87%

Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		490	504,088
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,930	5,151,850
Altice Financing S.A. (Luxembourg) (j)	4.75%	01/15/2028	EUR	754	836,345
Altice US Finance I Corp.(j)	5.50%	05/15/2026		6,796	6,906,435
Numericable - SFR S.A. (France)(j)	6.00%	05/15/2022		311	313,721
Numericable - SFR S.A. (France)(j)	7.38%	05/01/2026		1,213	1,226,646
Telenet Financing USD LLC(j)	3.50%	03/01/2028	EUR	600	714,150
Virgin Media Bristol LLC (United Kingdom)(j)	5.50%	08/15/2026		656	688,800
					16,342,035

Chemicals & Plastics–0.55%

Avantor Inc. (j)	4.75%	10/01/2024	EUR	831	1,004,337
Avantor Inc. (j)	6.00%	10/01/2024		1,263	1,269,315
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,499,934
					4,773,586

Containers & Glass Products–0.49%

Ardagh Glass Finance PLC(j)	4.25%	09/15/2022		657	672,604
Ardagh Glass Finance PLC(j)	4.63%	05/15/2023		1,021	1,050,353
Horizon Holdings III (France)(j)	8.25%	02/15/2022	EUR	695	884,757
Reynolds Group Holdings Inc. (1 mo. USD LIBOR + 3.00%)(j)(k)	4.86%	07/15/2021		1,157	1,185,925
Reynolds Group Holdings Inc.	5.75%	10/15/2020		451	459,174
					4,252,813

Electronics & Electrical–0.37%

Blackboard Inc.(j)	9.75%	10/15/2021		2,582	2,349,620
Dell International LLC(j)	5.45%	06/15/2023		858	923,801
					3,273,421

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–0.55%

B2Holding ASA (Norway) (3 mo. EURIBOR + 4.25%) (j)(k)	4.25%	11/14/2022	EUR	139	$166,892
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50% )(j)(k)	3.50%	09/01/2023	EUR	619	732,455
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023	GBP	1,250	1,848,900
Nassa Midco AS (Sweden)(j)	2.88%	04/06/2024	EUR	1,073	1,300,370
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	6.95%	02/01/2023	GBP	600	774,926
					4,823,543

Health Care–0.83%

Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.38%	07/15/2019	GBP	1,906	2,540,299
DJO Finance LLC	10.75%	04/15/2020		$2,773	2,509,565
DJO Finance LLC(j)	8.13%	06/15/2021		1,049	996,550
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.53%	08/15/2022	GBP	1,000	1,238,393
					7,284,807

Home Furnishings–0.32%

Shop Direct Funding PLC (United Kingdom) (j)	7.75%	11/15/2022	GBP	2,156	2,777,643

Lodging & Casinos–0.23%

ESH Hospitality, Inc.(j)	5.25%	05/01/2025		740	755,725
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.40%	05/15/2023	GBP	800	1,087,330
VICI Properties 1 LLC	8.00%	10/15/2023		112	125,638
					1,968,693

Nonferrous Metals & Minerals–0.40%

TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		3,221	3,447,652

Oil & Gas–0.11%

Pacific Drilling S.A. (Luxembourg)(i)(j)	5.38%	06/01/2020		2,587	960,424

Radio & Television–0.33%

Clear Channel International B.V.(j)	8.75%	12/15/2020		2,789	2,900,560

Rail Industries–0.02%

Channel Link Enterprises Finance PLC (United Kingdom) (j)	2.71%	06/30/2050	EUR	169	209,088

Retailers (except Food & Drug)–0.24%

Claire’s Stores Inc.(j)	6.13%	03/15/2020		682	388,740
Cortefiel, S.A. (Spain) ( 3 mo. EURIBOR + 5.25%) (j)(k)	5.25%	09/15/2024	EUR	515	616,172
TWIN SET - Simona Barbieri S.p.A. (Italy) (3 mo. EURIBOR + 5.88%)(j)(k)	5.55%	07/15/2019	EUR	898	1,069,646
					2,074,558

Surface Transport–0.04%

Naviera Armas, S.A. (Spain)( 3 mo. EURIBOR + 4.25%) (j)(k)	3.92%	11/15/2024	EUR	300	362,681

Telecommunications–0.26%

Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		742	733,653
Communications Sales & Leasing, Inc.(j)	7.13%	12/15/2024		180	164,250
Goodman Networks Inc.	8.00%	05/11/2022		1,762	1,365,221
Windstream Services, LLC	6.38%	08/01/2023		22	15,125
					2,278,249
Total Bonds & Notes					69,795,607

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Structured Products–1.16%

Apidos CLO X, Series 2012-10A, Class E (3 mo. USD LIBOR + 6.25%)(j)(k)	7.63%	10/30/2022		$776	$778,727
Atrium X LLC, Series 2013-10A, Class E (3 mo. USD LIBOR + 4.50%)(j)(k)	5.86%	07/16/2025		269	269,737
Clontarf Park CLO (Ireland), Series 2017-1A, Class D, (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	204,252
Highbridge Loan Management, Ltd., Series 2015-6A, Class E-1 (3 mo. USD LIBOR + 5.45%)(j)(k)	6.84%	05/05/2027		500	498,301
ING Investment Management CLO IV, Ltd., Series 2007-4A, Class D (3 mo. USD LIBOR + 4.25%)(j)(k)	5.61%	06/14/2022		437	437,553
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(j)(k)	6.76%	07/20/2026		950	930,714
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(j)(k)	6.47%	10/25/2028		1,489	1,502,229
NewStar Commercial Loan Funding, Series 2015-1A, Class D (3 mo. USD LIBOR + 5.50%)(j)(k)	6.86%	01/20/2027		1,000	1,004,967
OCP Euro CLO (Ireland), Series 2017-2, Class E, (3 mo. EURIBOR + 5.00%)(j)(k)	1.00%	01/15/2032	EUR	201	241,074
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.25%)(j)(k)	6.67%	12/16/2024		1,398	1,409,945
Regatta IV Funding Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.95%)(j)(k)	6.32%	07/25/2026		330	321,014
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(j)(k)	7.35%	01/09/2023		2,588	2,602,989
Total Structured Products					10,201,502

Common Stocks & Other Equity Interests–5.12%(l)

				Shares

Aerospace & Defense–0.35%

IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $208,294) (e)(j)(m)				192	3,098,201

Automotive–0.02%

Transtar Holding Co., Class A (j)(m)				2,509,496	163,117

Building & Development–0.51%

BMC Stock Holdings, Inc. (m)				159,996	3,695,908
Five Point Holdings LLC, Class A (m)				54,770	766,780
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680) (e)(j)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,970) (e)(j)(m)				9	0
					4,462,688

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A				383	40,100

Conglomerates–0.04%

Euramax International, Inc. (Acquired 07/09/2009; Cost $4,543,100) (e)(j)(m)				4,207	357,604

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (e)(j)(m)				5,562	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (e)(j)(m)				8,918	0
					0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (e)(j)(m)				1,482	1,482
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (e)(j)(m)				1,142	1,256
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0) (e)(j)(m)				1,667	17
					2,755

Forest Products–0.08%

Verso Corp., Class A (m)				57,236	654,207

Health Care–0.01%

New Millennium Holdco (j)(m)				134,992	69,588

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Lodging & Casinos–1.59%

Caesars Entertainment Operating Co., LLC (m)	29,845	$395,446
Twin River Management Group, Inc. (j)(m)	134,134	13,480,467
		13,875,913

Nonferrous Metals & Minerals–0.23%

Arch Coal, Inc. Class A	24,773	2,045,259

Oil & Gas–0.72%

Ameriforge Group Inc. (Acquired 06/08/2017; Cost $27,999) (e)(j)(m)	442	18,343
CJ Holding Co. (m)	26,015	813,229
Ocean Rig 1 Inc. (m)	129,347	3,128,904
Paragon Offshore Finance Co. (Cayman Islands) (i)(j)(m)	2,308	41,737
Paragon Offshore Finance Co. (Cayman Islands), Class A (i)(j)(m)	2,308	2,933
Paragon Offshore Finance Co. (Cayman Islands), Class B (i)(j)(m)	1,154	22,695
Samson Investment Co. (j)	132,022	2,244,374
		6,272,215

Publishing–0.60%

Affiliated Media, Inc., Class B (j)(m)	46,746	911,540
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821) (e)(j)(m)(n)	5,882	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $18,581) (e)(j)(m)	15,519	9,311
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (e)(j)(m)	333,084	0
Merrill Communications LLC, Class A (j)(m)	399,283	4,292,292
Tronc, Inc. (m)	4,118	72,930
		5,286,073

Retailers (except Food & Drug)–0.08%

Payless Inc. (j)(m)	73,380	724,628

Telecommunications–0.01%

CTM Media Holdings Inc. (m)	1,270	59,055
Goodman Networks Inc. (e)(m)	105,288	0
		59,055

Utilities–0.88%

Vistra Operations Co. LLC	377,472	7,134,221
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $290,499) (e)(j)(m)	618,084	123,617
Vistra Operations Co. LLC, Rts. expiring 12/31/2046 (j)(m)	377,472	399,365
		7,657,203
Total Common Stocks & Other Equity Interests		44,768,606

Preferred Stocks–0.03%(l)

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (e)(j)(m)	324	3,244

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016-02/16/2017; Cost $0) (e)(j)(m)	1,297	0

Telecommunications–0.02%

Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,253) (e)(j)(m)	125,268	187,902

Utilities–0.01%

Genie Energy Ltd.	7,632	56,935
Total Preferred Stocks		248,081

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Money Market Funds–0.42%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (o)	1,292,531	$1,292,531
Invesco Liquid Assets Portfolio – Institutional Class, 1.18% (o)	2,148,135	2,148,564
Invesco Treasury Portfolio – Institutional Class, 0.98% (o)	244,275	244,275
Total Money Market Funds		3,685,370
TOTAL INVESTMENTS IN SECURITIES(p)–151.13% (Cost $1,348,449,624)		1,322,487,914
BORROWINGS–(32.85)%		(287,500,000)
VARIABLE RATE TERM PREFERRED SHARES–(8.57)%		(75,000,000)
OTHER ASSETS LESS LIABILITIES–(9.71)%		(84,939,626)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$875,048,288

Investment Abbreviations:

CLO	— Collateralized Loan Obligation	EURIBOR	— Euro Interbank Offered Rate	Rts.	— Rights
CHF	— Swiss Franc	GBP	— British Pound Sterling	USD	— U.S. Dollar
DIP	— Debtor-in-Possession	LIBOR	— London Interbank Offered Rate	Wts.	— Warrants
EUR	— Euro	PIK	— Pay-in-Kind

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	This variable rate interest will settle after November 30, 2017, at which time the interest rate will be determined.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2017 was $173,992, which represented less than 1% of the Trust’s Net Assets.

(i)	The borrower has filed for protection in federal bankruptcy court.

(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $99,176,165, which represented 11.33% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(l)	Securities acquired through the restructuring of senior loans.

(m)	Non-income producing security.

(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2017 represented less than 1% of the Trust’s Net Assets. See Note 4.

(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
12/15/2017	Barclays Bank PLC	USD	12,647,866	EUR	10,754,294	$161,023
12/15/2017	Citibank, N.A.	SEK	713,736	USD	88,390	3,060
12/15/2017	Citibank, N.A.	USD	9,281,711	EUR	7,875,000	97,799
12/15/2017	Citibank, N.A.	USD	85,560	SEK	719,561	466
12/15/2017	Goldman Sachs International	USD	9,296,486	EUR	7,887,000	97,317
12/15/2017	Goldman Sachs International	USD	4,802,878	GBP	3,650,092	135,325
12/15/2017	JPMorgan Chase Bank, N.A.	SEK	713,582	USD	88,344	3,033
12/15/2017	JPMorgan Chase Bank, N.A.	USD	4,972,709	GBP	3,783,023	145,338
12/15/2017	JPMorgan Chase Bank, N.A.	USD	84,188	SEK	707,758	427
12/15/2017	Royal Bank of Canada	CHF	504,269	USD	519,510	6,479
12/15/2017	Royal Bank of Canada	USD	509,724	CHF	504,269	3,307
12/15/2017	Royal Bank of Canada	USD	9,271,635	EUR	7,874,000	106,684
12/15/2017	Royal Bank of Canada	USD	4,799,870	GBP	3,650,092	138,333
Subtotal—Appreciation						898,591
12/15/2017	Barclays Bank PLC	EUR	9,111,418	USD	10,804,497	(47,648)
12/15/2017	Canadian Imperial Bank of Commerce	EUR	8,255,652	USD	9,780,967	(51,919)
12/15/2017	Citibank, N.A.	GBP	4,579,034	USD	6,069,035	(125,932)
12/15/2017	Goldman Sachs International	EUR	8,767,571	USD	10,416,196	(26,410)
12/15/2017	JPMorgan Chase Bank, N.A.	EUR	8,255,652	USD	9,810,348	(22,537)
12/15/2017	JPMorgan Chase Bank, N.A.	GBP	3,259,660	USD	4,342,624	(67,366)
12/15/2017	Royal Bank of Canada	GBP	3,244,513	USD	4,322,408	(67,088)
01/02/2018	Barclays Bank PLC	EUR	2,067,448	USD	2,430,180	(35,787)
01/16/2018	Barclays Bank PLC	EUR	7,826,000	USD	9,251,028	(91,561)
01/16/2018	Citibank, N.A.	EUR	7,826,000	USD	9,245,910	(96,678)
01/16/2018	Citibank, N.A.	SEK	756,621	USD	90,186	(521)
01/16/2018	Goldman Sachs International	EUR	9,008,589	USD	10,646,352	(107,998)
01/16/2018	Goldman Sachs International	GBP	3,648,518	USD	4,807,543	(135,260)
01/16/2018	JPMorgan Chase Bank, N.A.	GBP	4,674,017	USD	6,162,317	(169,772)
01/16/2018	JPMorgan Chase Bank, N.A.	SEK	729,268	USD	86,999	(428)
01/16/2018	Royal Bank of Canada	CHF	505,182	USD	512,149	(3,310)
01/16/2018	Royal Bank of Canada	EUR	7,827,000	USD	9,238,349	(105,434)
01/16/2018	Royal Bank of Canada	GBP	3,648,518	USD	4,804,482	(138,321)
Subtotal—Depreciation						(1,293,970)
Total Forward Foreign Currency Contracts—Currency Risk						$(395,379)

Currency Abbreviations:

CHF	—	Swedish Krona
EUR	—	Euro
GBP	—	British Pound Sterling
SEK	—	Swedish Krona
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.  Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

Invesco Senior Income Trust

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Invesco Senior Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were transfers from Level 2 to Level 3 of $21,361,360 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $8,374,207, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,101,875,951	$91,912,797	$1,193,788,748
Bonds & Notes	—	69,795,607	—	69,795,607
Structured Products	—	10,201,502	—	10,201,502
Common Stocks & Other Equity Interests	18,806,039	22,352,736	3,609,831	44,768,606
Preferred Stocks	56,935	—	191,146	248,081
Money Market Funds	3,685,370	—	—	3,685,370
Investments Matured	—	—	382,194	382,194
	22,548,344	1,204,225,796	96,095,968	1,322,870,108
Forward Foreign Currency Contracts*	—	(395,379)	—	(395,379)
Total Investments	$22,548,344	$1,203,830,417	$96,095,968	$1,322,474,729

* Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2017:

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/17
Variable Rate Senior Loan Interests	$100,978,388	$33,632,961	$(57,852,051)	$580,761	$608,075	$977,510	$21,361,360	$(8,374,207)	$91,912,797
Common Stocks & Other Equity Interests	6,857,401	29,052	(7,099,784)	—	4,426,021	(602,859)	—	—	3,609,831
Preferred Stocks	3,244	1,253	—	—	(101,952)	288,601	—	—	191,146
Investments Matured	653,401	273,689	(405,503)	(257)	(1,778)	(137,358)	—	—	382,194
Total	$108,492,434	$33,936,955	$(65,357,338)	$580,504	$4,930,366	$525,894	$21,361,360	$(8,374,207)	$96,095,968

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Senior Income Trust

NOTE 3 — Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of November 30, 2017:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$898,591
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$898,591
Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,293,970)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,293,970)

Effect of Derivative Investments for the nine months ended November 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(5,496,829)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(374,888)
Total	$(5,871,717)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$184,510,240

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended November 30, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 11/30/17	Dividend Income
Axia Inc., Common Shares	$5,341,366	$—	$(7,099,784)	$(2,667,603)	$4,426,021	$—	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$5,341,366	$—	$(7,099,784)	$(2,667,603)	$4,426,021	$0	$—

Invesco Senior Income Trust

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of November 30, 2017. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)		Value
Allied Universal Holdco LLC	Incremental Delayed Draw Term Loan		$581,789	$579,607
Brickman Group Ltd. LLC	First Lien Revolver Loan		509,854	471,615
Community Health Systems, Inc.	Revolver Loan		1,023,084	957,550
Engineered Machinery Holdings, Inc.	First Lien Delayed Draw Term Loan		15,623	15,623
Engineered Machinery Holdings, Inc.	Second Lien Delayed Draw Term Loan		96,790	96,790
Hearthside Group Holdings, LLC	Revolver Loan		1,374,404	1,371,916
IAP Worldwide Services	Revolver Loan		1,129,324	1,129,324
MacDermid, Inc.	First Lien Multicurrency Revolver Loan		831,247	830,179
MacDermid, Inc.	First Lien Revolver Loan		324,110	323,694
National Vision, Inc.	First Lien Revolver Loan		1,532,982	1,410,344
Nidda Healthcare Holding AG	Term Loan B-1	EUR	1,792,395	1,792,395
Nidda Healthcare Holding AG	Term Loan B-1	GBP	314,063	314,063
Nidda Healthcare Holding AG	Term Loan B-2	EUR	495,323	495,323
NRG Energy Inc.	Revolver Loan A		21,329,736	21,203,357
Prime Security Services Borrower, LLC	Revolver Loan		1,770,367	1,769,198
Scientific Games International, Inc.	Multicurrency Revolver Loan		3,835,791	3,807,023
Scientific Games International, Inc.	Revolver Loan		1,336,354	1,326,331
TGP Holdings III, LLC	First Lien Delayed Draw Term Loan		114,257	114,257
Transtar Holding Co.	Exit Term Loan		160,277	157,873
Unilabs Diagnostics AB	Revolver Loan	EUR	1,114,549	1,114,549
				$39,281,011

(a) Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

GBP - British Pound Sterling

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,532,982	$1,410,344
Mizuho Bank, Ltd.	21,329,736	21,203,357
Total		$22,613,701

Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.